CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital securities	$ 158	$ 795
Capital securities	2,671	2,040
Total capital securities	$ 2,829	2,835	$ 2,833
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	0
Cumulative dividend rate	6.50%
Total capital securities	$ 0	587
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 576	564
FV LTIP units of the Operating Partnership | Limited Partner Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	19,000,749
Cumulative dividend rate	6.25%
Total capital securities	$ 466	474
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	568,066
Cumulative dividend rate	5.25%
Total capital securities	$ 14	16
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	253,017
Cumulative dividend rate	5.75%
Total capital securities	$ 4	7
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	333,730
Cumulative dividend rate	5.00%
Total capital securities	$ 6	8
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	272,261
Cumulative dividend rate	5.20%
Total capital securities	$ 5	7
Rouse Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 158	145
Subsidiary Preferred Shares and Capital - Alstria Office Prime Portfolio GmbH & Co. KG | Preferred equity
Disclosure of classes of share capital [line items]
Total capital securities	$ 0	109
Brookfield India Real Estate Trust
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	414,972,231
Total capital securities	$ 1,392	729
Brookfield India Real Estate Trust | Preferred equity
Disclosure of classes of share capital [line items]
Dividend rate, percent of distributable cash flows	90.00%
BSREP V Iron REIT LP Preferred Shares
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.00%
Total capital securities	$ 69	0
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 139	$ 189